Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 781,725	$ 251,475
Account receivable net of allowance for doubtful accounts $156,212 and $118,356, respectively	1,826,322	1,397,414
Inventories	3,387,618	2,503,598
Prepaid expenses and other current assets	60,215	43,282
Total current assets	6,055,880	4,195,769
Property and equipment, net	3,186,605	3,262,133
Non-marketable investment	61,335	61,335
Deferred financing costs, net	48,199	35,363
Goodwill	1,353,574
Assets Noncurrent	4,649,713	3,358,831
Total Assets	10,705,593	7,554,600
Current liabilities:
Note payable - bank		2,457,495
Account payable	2,725,375	970,913
Accrued expenses and other current liabilities	837,627	127,497
Notes payable - shareholder	1,099,715	1,102,926
Convertible notes payable	2,750,000
Deferred income tax	98,750	98,750
Current portion of long term debt	284,576	277,299
Total current liabilities	7,796,043	5,034,880
Long Term Debt	3,087,262	3,090,385
Shareholders' deficiency
Common stock, $.001 par value, 100,000,000 shares authorized, 67,543,310 and 37,698,396 shares issued and outstanding at September 30, 2011, and December 31, 2010, respectively	67,543	37,698
Additional paid-in capital	4,127,652	153,232
Accumulated deficit	(4,372,907)	(761,595)
Total shareholders' deficiency	(177,712)	(570,665)
Total liabilities and shareholders' deficiency	$ 10,705,593	$ 7,554,600